Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of earnings at the disposal of the AGM

	December 31,
	2020	2019
Opening balance	(45)	(34)
Change for the year ended	(6,045)	(11)
Closing balance	(6,090)	(45)

Parent Company
Schedule of earnings at the disposal of the AGM

	December 31,
	2020	2019
Share premium reserve	2,116,721	1,268,334
Retained earnings	(479,379)	(448,989)
Net loss for the year	(407,363)	(36,186)
	1,229,979	783,159
To be distributed as follows:
To be carried forward	1,229,979	783,159